Goodwill and Intangible Assets - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Intangible Asset, Indefinite-Lived, Period Increase (Decrease)	$ 0	$ 0
Indefinite-lived intangible assets (excluding goodwill)	35,997,000		$ 35,997,000
Impairment of intangible assets, finite-lived	0	0
Intangible Asset, Finite-Lived, Acquired, Residual Value	0
Amortization of intangible assets	26,000	$ 2,063,000
Goodwill, Impairment Loss	0
Intangible Asset, Excluding Goodwill, Indefinite-Lived, Impairment Loss	$ 0